Segment Reporting (Details - Property and equipment by country)Segment Reporting (Details - Property and equipment by country) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 775,261	$ 489,902
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	264,890	221,308
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	497,050	256,888
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 13,321	$ 11,706